Property, Plant and Equipment (Details) - USD ($)			6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 19, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 24, 2025	Sep. 16, 2024
Property, Plant and Equipment [Line Items]
Net book value					$ 3,067
Depreciation of property, plant and equipment			$ 136,126	$ 15,322
Impairment loss					2,158,885
Non refundable payment		$ 1,800,000
Common shares issued (in Shares)		156
Fair value amount			$ 600,000
Payment to owner						$ 250,000
Regulatory authority fee		$ 500,000
Top of range [Member]
Property, Plant and Equipment [Line Items]
Payment to owner						150,000
Bottom of range [Member]
Property, Plant and Equipment [Line Items]
Payment to owner						$ 100,000
Additional paid							$ 750,000
CGU of First Towers [Member]
Property, Plant and Equipment [Line Items]
Impairment loss					$ 2,943,313
THC Cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee		500,000
Hemp cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee	$ 750,000
CBD cultivation [Member]
Property, Plant and Equipment [Line Items]
Regulatory authority fee		750,000
First Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount		431,149
Second Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount		600,000
Third Option Payment [Member]
Property, Plant and Equipment [Line Items]
Fair value amount		$ 600,000